Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - Level 3 [Member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	$ 5,546	$ 5,205	$ 4,238
Acquisition	1,791	472	438
Disposal	0
Recognized in profit or loss under “Other gains and losses”	(95)	(147)	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	523	62	649
Proceeds from capital reduction of the investees	(64)	(46)	(25)
Ending Balance	7,701	5,546	5,205
Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	1,005	1,036	1,020
Acquisition	326	159	133
Disposal	0
Recognized in profit or loss under “Other gains and losses”	(95)	(147)	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	0	0	0
Proceeds from capital reduction of the investees	(25)	(43)	(22)
Ending Balance	1,211	1,005	1,036
Unrealized gain or loss	(95)	(143)	(95)
Measured at FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	4,541	4,169	3,218
Acquisition	1,465	313	305
Disposal	0
Recognized in profit or loss under “Other gains and losses”	0	0	0
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	523	62	649
Proceeds from capital reduction of the investees	(39)	(3)	(3)
Ending Balance	$ 6,490	$ 4,541	$ 4,169